Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
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Transamerica High Yield Muni
Transamerica Intermediate Muni (the “funds”)
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Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectuses and Summary Prospectuses concerning the funds.
Transamerica High Yield Muni
The sixth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses and the sixth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectuses concerning the fund are deleted in their entirety and replaced with the following:
The fund may invest more than 25% of its net assets in securities relating to one political subdivision, such as any state or U.S. territory. The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”) as well as municipal bond closed‑end funds.
* * *
Transamerica Intermediate Muni
The fifth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses and the sixth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectuses concerning the fund are deleted in their entirety and replaced with the following:
The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”).
* * *
Investors Should Retain this Supplement for Future Reference
November 20, 2025

Transamerica Intermediate Muni
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica Intermediate Muni (the “funds”)
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectuses and Summary Prospectuses concerning the funds.
Transamerica Intermediate Muni
The fifth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses and the sixth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectuses concerning the fund are deleted in their entirety and replaced with the following:
The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”).
* * *
Investors Should Retain this Supplement for Future Reference
November 20, 2025

Transamerica High Yield Muni
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Transamerica High Yield Muni
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectuses and Summary Prospectuses concerning the funds.
Transamerica High Yield Muni
The sixth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses and the sixth paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectuses concerning the fund are deleted in their entirety and replaced with the following:
The fund may invest more than 25% of its net assets in securities relating to one political subdivision, such as any state or U.S. territory. The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”) as well as municipal bond closed‑end funds.
* * *
Investors Should Retain this Supplement for Future Reference
November 20, 2025